Calculations Of Earnings Per Share (Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Net Income	$ 883	$ 1,132	$ 1,215	$ 418	$ 1,136	$ 1,214	$ 1,091	$ 1,239	$ 3,648	$ 4,680	$ 4,915
Weighted-average common shares outstanding									4,231,404	4,241,286	4,297,443
Basic earnings per share	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.10	$ 1.14
Common stock equivalents due to effect of stock options									2,000	3,000	4,000
Total weighted-average common shares and equivalents									4,233,448	4,244,507	4,300,966
Diluted earnings per share	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.10	$ 1.14
Anit-dilutive stock options outstanding									79	60	70